Note 29 Leverage ratio (Details) - EUR (€) € in Millions	Jun. 30, 2022		Dec. 31, 2021
Leverage ratio [Line Items]
Tier 1	€ 46,820	[1]	€ 45,686
Exposure to leverage ratio	€ 752,718	[1]	€ 671,789
Leverage ratio	6.22%		6.80%

[1]	(*) Provisional data